Consolidated Income Statement (Parenthetical)	6 Months Ended
Jun. 30, 2019
Profit or loss [abstract]
Increase/ (Decrease) in Turnover, Current rates	(0.90%)
Increase/ (Decrease) in Operating profit, Current rates	1.30%
Increase/ (Decrease) in Profit before taxation, Current rates	0.60%
Increase/ (Decrease) in Net profit, Current rates	(0.60%)
Increase/ (Decrease) in Shareholders' equity, Current rates	(0.80%)
Increase/ (Decrease) in Basic earnings per share, Current rates	3.40%
Increase/ (Decrease) in Diluted earnings per share, Current rates	3.40%
Increase/ (Decrease) in Turnover, Constant rates	(0.70%)
Increase/ (Decrease) in Operating profit, Constant rates	0.90%
Increase/ (Decrease) in Profit before taxation, Constant rates	(0.10%)
Increase/ (Decrease) in Net profit, Constant rates	(1.50%)
Increase/ (Decrease) in Shareholders' equity, Constant rates	(1.90%)
Increase/ (Decrease) in Basic earnings per share, Constant rates	2.30%
Increase/ (Decrease) in Diluted earnings per share, Constant rates	2.30%